Accounting Policies, by Policy (Policies)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of preparation

2.1 Basis of preparation

These consolidated financial statements have been prepared in accordance with international accounting standards in conformity with the requirements of International Financial Reporting Standards (IFRSs) as issued by the International Accounting Standards Board (IASB). They were authorized for issue by the Company’s board of Directors on May 13, 2021.

Details of the Group’s accounting policies are included in note 3.

In preparing these financial statements, management has made judgements, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

The areas where judgements and estimates have been made in preparing the financial statements and their effect are disclosed in note 4.

Basis of consolidation

2.2 Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as at December 31, 2020. Control is achieved when the Group is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Group controls an investee if, and only if, the Group has:

•        Power over the investee

•        Exposure, or rights, to variable returns from its involvement with the investee

•        The ability to use its power over the investee to affect its returns

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with the Group’s accounting policies. All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are eliminated in full on consolidation.

A change in the ownership interest of a subsidiary, without a loss of control, is accounted for as an equity transaction.

The results of subsidiaries acquired are included from the date the Group obtained control of the subsidiary.

During the year, the Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company. Cazoo Limited became a wholly owned direct subsidiary of Cazoo Holdings Limited through a share for share exchange. Such Group reorganizations are outside the scope of IFRS 3.

In accordance with IAS 8 management has used its judgement to develop a relevant and reliable accounting treatment, applying the principles of merger accounting. The current year and comparatives have been disclosed on the basis that Cazoo Holdings Limited has been in existence since the initial incorporation of Cazoo Limited. The comparatives are based upon those presented in the Cazoo Limited financial statements for the year ended December 31, 2019 and period ended December 31, 2018. The share capital issued by Cazoo Limited prior to the restructure is presented as a merger reserve in the statement of changes in equity.

Basis of measurement

2.3 Basis of measurement

The financial statements have been prepared on the historical cost basis, except for financial assets, financial liabilities and share based payments that have been measured at fair value.

New and amended standards and interpretations

2.4 New and amended standards and interpretations

The Group applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Amendments to IFRS 9 and IAS 39 Financial Instruments

The amendments to IFRS 9 and IAS 39 Financial Instruments: Recognition and Measurement provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument. These amendments have no impact on the consolidated financial statements of the Group as it does not have any interest rate hedge relationships.

Amendments to IAS 1 and IAS 8: Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. These amendments had no impact on the consolidated financial statements of, nor is there expected to be any future impact to the Group.

Conceptual Framework for Financial Reporting issued on March 29, 2018

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts. These amendments had no impact on the consolidated financial statements of the Group.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

On May 28, 2020, the IASB issued Covid-19-Related Rent Concessions - amendment to IFRS 16 Leases. The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16 if the change were not a lease modification.

The amendment applies to annual reporting periods beginning on or after June 1, 2020. Earlier application is permitted. This amendment had no impact on the consolidated financial statements of the Group.

Standards issued but not yet effective

2.5 Standards issued but not yet effective

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of the issuance of the Group’s financial statements are listed below. The Group intends to adopt these new and amended standards, if applicable, when they become effective. The new standards and amendments are not expected to have a material impact on the Group.

•        IFRS 17 Insurance Contracts

•        Amendments to IAS 1: Classification of Liabilities as Current or Non-current

•        Reference to the Conceptual Framework — Amendments to IFRS 3

•        Property, Plant and Equipment: Proceeds before Intended Use — Amendments to IAS 16

•        Onerous Contracts — Costs of Fulfilling a Contract — Amendments to IAS 37

•        IFRS 1 First-time Adoption of International Financial Reporting Standards — Subsidiary as a first-time adopter

•        IFRS 9 Financial Instruments — Fees in the ’10 per cent’ test for derecognition of financial liabilities

•        IAS 41 Agriculture — Taxation in fair value measurements

LIBOR reform

2.6 LIBOR reform

Following the financial crisis, the reform and replacement of benchmark interest rates such as GBP LIBOR and other inter-bank offered rates (‘IBORs’) has become a priority for global regulators. There remains some uncertainty around the timing and precise nature of these changes. The Group currently has a number of stocking loans which reference GBP LIBOR. These loans are disclosed in note 23. Subsequent to the year-end the UK stocking loans have been rebased to the Bank of England base rate. LIBOR reform is not expected to have a significant impact on the Group.

Foreign currency

2.2.4. Foreign currency

Foreign currency transactions

Transactions in foreign currencies are translated into the Group’s functional currency (Pounds Sterling) at the exchange rates at the dates of the transactions.

Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date. Non-monetary assets and liabilities that are measured at fair value in a foreign currency are translated into the functional currency at the exchange rate when the fair value was determined. Non-monetary items that are measured based on historical cost in foreign currency are translated at the exchange rate at the date of the transaction.

Foreign currency differences are recognised in profit or loss and presented within finance costs.

Foreign operations

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on acquisition are translated at the exchange rates at the reporting date. The income and expenses of foreign operations are translated at the exchange rates at the dates of the transactions.

Foreign currency differences are recognised in Other Comprehensive Income (OCI) and accumulated in the translation reserve.

2.7 Presentational currency

These financial statements are presented in pound sterling, which is the Group’s functional currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated.

Going concern

2.1. Going concern

The financial statements have been prepared on a going concern basis as the Directors’ are satisfied that the Group will continue in operational existence for the foreseeable future. In assessing the going concern position of the Group, the Directors have considered the Group’s cash flows, liquidity and business activities. As at June 30, 2021, the Group had net assets of £306.3 million and a cash balance of £60.3 million.

The Group has raised additional capital of $836 million after fees in the third quarter of 2021 through a business combination with Ajax I; a special purpose acquisition company listed on the New York Stock Exchange (the “business combination”). The additional capital will fund Cazoo’s growth strategy in the UK and across Europe. The business combination was approved by both the shareholders of Cazoo Holdings Limited and Ajax I and the transaction was completed on August 26, 2021. On this basis the Directors are satisfied that the interim accounts should be prepared on a going concern basis and that the Group will continue in operational existence for a period of at least 12 months from the issuance of the interim financial statements.

2.8 Going Concern

The financial statements have been prepared on a going concern basis as the Directors’ are satisfied that the Group will continue in operational existence for the foreseeable future. In assessing the going concern position of the Group, the Directors have considered the Group’s cash flows, liquidity and business activities. As at December 31, 2020, the Group had net assets of £330.5m and a cash balance of £243.5m following the successful completion of the Series D funding round in October 2020.

The Group expects to raise additional capital in the third quarter of 2021 through a business combination with Ajax I a special purpose acquisition company listed on the New York stock exchange (the “business combination”). The additional capital will fund Cazoo’s growth strategy in the UK and across Europe. The funds generated from the business combination will provide significant cash headroom for the foreseeable future. The business combination is conditional upon approval by both the shareholders of Cazoo Holdings Limited and Ajax I and requires regulatory consent.

The Group has a strong record of attracting investment from existing and new investors. During the year ended December 31, 2020 it successfully raised a net total of £356.9m. The Directors expect that in the event that the business combination did not complete the Group would be in a strong position to raise additional funds from existing and new shareholders allowing it to continue to pursue its growth strategy and continue as a going concern.

The Directors have considered a further scenario where no future funds are raised by the Group in the period to July 2022. In this scenario, the business would have sufficient liquidity to continue to operate once applying mitigating factors which could include a reassessment of discretionary spend, timing of growth initiatives and scale of operations. On this basis the Directors are satisfied that the accounts should be prepared on a going concern basis and that the Group will continue in operational existence for the foreseeable future.

Retail revenue

2.2.1. Retail revenue

Retail revenue also includes the sale of a small number of vehicles where Cazoo acts as an agent and receives a fixed commission from the supplier when the vehicle is sold. Under IFRS 15 only the net commission received from these sales is recorded within revenue, with 100% of that revenue contributing towards gross profit. Any ancillary revenue earned on the transaction continues to be recognised separately.

Other revenue

2.2.2. Other revenue

Revenue from the Cazoo Subscription Service is recognised under IFRS 16 and as such is recognised on a straight-line basis over the contract period and presented as part of ‘other revenue’ within the breakdown of revenue in the statement of profit or loss. The Cazoo Subscription Service allows customers to subscribe for a vehicle over a period of time for a monthly fee as an alternative to ownership.

Revenue from provision of related services such as maintenance and breakdown are recognised in accordance with IFRS 15 — overtime, as the services are provided.

Leasing

2.2.3. Leasing

Group acting as a lessor

The subscription of vehicles to customers is recognised under IFRS 16. When the Group acts as a lessor, it determines at the lease inception whether each lease is a finance lease or an operating lease.

To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset.

When the Group is an intermediate lessor, it accounts for its interests in the head lease and the sub-lease separately. It assesses the lease classification of a sub-lease with reference to the right-of-use asset arising from the head lease, not with reference to the underlying asset. If a head lease is a short-term lease to which the Group applies the short-term lease exemption, then it classifies the sub-lease as an operating lease.

If an arrangement contains lease and non-lease components, then the Group applies IFRS 15 to allocate the consideration in the contract.

The Group recognises lease payments received under operating leases as revenue on a straight-line basis over the lease term as part of ‘other sales’.

Amounts due from lessees under finance leases are recorded as a receivable at an amount equal to the net investment in the lease. The Group recognises finance income over the lease term, reflecting a constant periodic rate of return on the Group’s net investment in the lease. The Group applies the derecognition and impairment requirements in IFRS 9 to the net investment in the lease. The Group further regularly reviews estimated unguaranteed residual values used in calculating the gross investment in the lease.

21. Leases

The Group has lease contracts for its offices, customer collection centers, transporter motor vehicles and furniture and fittings. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets.

The carrying amounts and movement in the right-of-use assets is set out in note 14. The carrying amount and movement in the lease liabilities is set out in note 19.

The following are the amounts recognized in the statement of profit and loss in respect of lease agreements:

	2020	2019	2018
	£‘000	£‘000	£‘000
Depreciation expense	5,429	506	—
Accretion of interest	652	64	—
Total	6,081	570	—

Intangible assets

2.2.5. Intangible assets

For specific acquisitions, the Group has identified intangible assets in respect of customer relationships and brands. The values of these intangibles are recognised as part of the identifiable assets and liabilities acquired.

Intangible assets that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortisation and any accumulated impairment losses.

Amortisation is calculated to write-off the cost of intangible assets less their estimated residual values using the straight-line method over their estimated useful lives and is recognised in profit or loss.

The estimated useful lives are as follows:

Customer relationships	Over the period of the expected benefit, between 2 to 6 years
Brand name	Over the period of use in the business, up to 3 years

New standards, interpretations and amendments adopted by the Group

2.3. New standards, interpretations and amendments adopted by the Group

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. Several amendments apply for the first time in 2021, but do not have an impact on the interim condensed consolidated financial statements of the Group.

Interest Rate Benchmark Reform — Phase 2:    Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16

The amendments provide temporary reliefs which address the financial reporting effects when an interbank offered rate (IBOR) is replaced with an alternative nearly risk-free interest rate (RFR). The amendments include the following practical expedients:

•        A practical expedient to require contractual changes, or changes to cash flows that are directly required by the reform, to be treated as changes to a floating interest rate, equivalent to a movement in a market rate of interest.

•        Permit changes required by IBOR reform to be made to hedge designations and hedge documentation without the hedging relationship being discontinued.

•        Provide temporary relief to entities from having to meet the separately identifiable requirement when an RFR instrument is designated as a hedge of a risk component.

These amendments had no impact on the interim condensed consolidated financial statements of the Group. The Group intends to use the practical expedients in future periods if they become applicable.

AJAX I [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of preparation

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Basis of Presentation

The accompanying unaudited condensed financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for financial information and in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

The accompanying unaudited condensed financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto included in the Amended and Restated Annual Report on Form 10-K/A for the period ended December 31, 2020 filed with the SEC on May 7, 2021. The operating results for the three and six months ended June 30, 2021 are not necessarily indicative of the results that may be expected through December 31, 2021.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of unaudited condensed financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of June 30, 2021 and December 31, 2020.

Marketable Securities Held in Trust Account	Marketable Securities Held in Trust Account At December 31, 2020, substantially all of the assets held in the Trust Account were held in U.S. Treasury Bills.

Marketable Securities Held in Trust Account

The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity in accordance with ASC Topic 320 “Investments — Debt and Equity Securities.” Held-to-maturity securities are those securities which the Company has the ability and intent to hold until maturity. Held-to-maturity treasury securities are recorded at amortized cost on the accompanying balance sheet and adjusted for the amortization or accretion of premiums or discounts.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at June 30, 2021 and December 31, 2020, 80,499,090 and 62,011,512 Class A ordinary shares subject to possible redemption are presented at redemption value as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheets, respectively.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable ordinary shares to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable ordinary shares are affected by charges against additional paid in capital and accumulated deficit.

Warrant Liability

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with our Initial Public Offering in accordance with the guidance contained in ASC 815-40-15-7D, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The fair value of the Public warrants initially was estimated using a Monte Carlo simulation approach (see Note 10). The fair value of the Private Placement warrants initially was estimated using a Black-Scholes-Merton approach (see Note 10

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded at their initial fair value on the date of issuance, and each balance sheet date thereafter. The Company accounts for the warrants issued in connection with our Initial Public Offering in accordance with the guidance contained in ASC 815-40-15-7D, under which the warrants do not meet the criteria for equity treatment and must be recorded as liabilities. Accordingly, the Company classifies the warrants as liabilities at their fair value and adjusts the warrants to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The fair value of the Public Warrants initially was estimated using a Monte Carlo simulation approach (see Note 9). The fair value of the Private Placement Warrants initially was estimated using a Black-Scholes-Merton approach (see Note 9).

Income Taxes

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands Company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

Net Loss per Ordinary Share

Net Loss per Ordinary Share

Net loss per share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period, excluding ordinary shares subject to forfeiture. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 41,254,590 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for Class A ordinary shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income per ordinary share, basic and diluted, for Class A ordinary shares subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account net of applicable taxes, if any, by the weighted average number of Class A ordinary shares subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable ordinary shares is calculated by dividing the net loss, adjusted for income or loss on marketable securities attributable to Class A ordinary shares subject to possible redemption, by the weighted average number of non-redeemable ordinary shares outstanding for the period.

Non-redeemable ordinary shares include Class B ordinary shares and non-redeemable Class A ordinary shares as these shares do not have any redemption features. Non-redeemable ordinary shares participate in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

For the Period from August 13, 2020 (Inception) Through December 31, 2020
Class A Ordinary Shares subject to possible redemption
Numerator: Earnings allocable to Class A ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$75,356
Unrealized gain (loss) on marketable securities held in Trust Account	8,889
Net income attributable	$84,245
Denominator: Weighted Average Class A Ordinary Shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A Ordinary shares subject to possible redemption	72,074,470
Basic and diluted net income per share, Class A Ordinary shares subject to possible redemption	$0.00

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net loss	$(113,069,866)
Net income allocable to Class A Ordinary shares subject to possible redemption	(84,245)
Non-Redeemable Net Loss	$(113,154,111)
Denominator: Weighted Average Non-Redeemable Ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	13,618,324
Basic and diluted net loss per share, Non-redeemable Ordinary shares	$(8.31)

Net Income (Loss) per Ordinary Share

Net income (loss) per ordinary share is computed by dividing net income by the weighted-average number of ordinary shares outstanding during the period. The Company has not considered the effect of warrants sold in the Initial Public Offering and private placement to purchase 41,254,591 shares of Class A common stock in the calculation of diluted income per share, since the average stock price of the Company’s common stock for the three and six months ended June 30, 2021 was less than the exercise price and therefore, the inclusion of such warrants under the treasury stock method would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per Class A ordinary share subject to possible redemption in a manner similar to the two-class method of income (loss) per ordinary share. Net income (loss) per Class A ordinary share, basic and diluted, for Class A ordinary shares subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account by the weighted average number of Class A ordinary shares subject to possible redemption outstanding for the three months ended June 30, 2021.

Net loss per ordinary share, basic and diluted, for non-redeemable ordinary shares is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Class A ordinary shares subject to possible redemption, by the weighted average number of non-redeemable ordinary shares outstanding for the period.

Non-redeemable ordinary shares includes Class B ordinary shares and non-redeemable Class A ordinary shares as these ordinary shares do not have any redemption features. Non-redeemable ordinary shares participate in the income or loss on marketable securities based on Class A non-redeemable ordinary share’s proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Three Months Ended June 30, 2021	Six Months Ended June 30, 2021
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Class A Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$36,169	$132,193
Unrealized gain on marketable securities held in Trust Account	(33,821)	(10,579)
Net Income allocable to shares subject to redemption	$2,348	$121,614
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	69,038,016	65,544,174
Basic and diluted net income per share	$—	$—

Non-Redeemable Ordinary Shares
Numerator: Net Loss minus Net Earnings
Net (loss) income	$(11,909,061)	$58,486,892
Less: Net income allocable to Class A ordinary shares subject to possible redemption	(2,348)	(121,614)
Non-Redeemable Net (Loss) Income- Basic	$(11,911,409)	$58,365,278
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-Redeemable ordinary shares	20,405,417	23,899,259
Basic and diluted net (loss) income per share, Non-Redeemable ordinary shares	$(0.58)	$2.44

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution which, at times may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying balance sheet, primarily due to their short-term nature.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the accompanying condensed balance sheet, primarily due to their short-term nature.

Recent Accounting Standards

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying condensed financial statements.